Segment and Geographical Information - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)
Segment Reporting [Abstract]
Number of operating segments	1
Number of reportable segments	1
Revenues | $	$ 7,060	$ 5,600